Basic and diluted net income per share (Tables)	12 Months Ended
Dec. 31, 2019
Basic and diluted net income per share
Schedule of calculation of basic and diluted net income per share

Basic and diluted net income per share for the years ended December 31, 2017, 2018 and 2019 are calculated as follows:

	For the year ended December 31,
	2017	2018	2019
	RMB	RMB	RMB

Numerator:
Net income attributable to common shareholders of the Company	2,493,235	1,641,958	3,379,330
Interest expenses of convertible notes	20,820	149	—
Incremental dilution from Huya(1)	—	—	(14,004)
Numerator for diluted income per share	2,514,055	1,642,107	3,365,326

Denominator:
Denominator for basic calculation—weighted average number of Class A and Class B common shares outstanding	1,186,460,144	1,280,847,795	1,544,396,920
Dilutive effect of share options	376,918	94,254	—
Dilutive effect of restricted shares	—	—	12,521,789
Dilutive effect of restricted share units	11,598,378	12,966,689	8,162,196
Dilutive effect of convertible bonds(2)	18,202,301	180,668	—
Denominator for diluted calculation	1,216,637,741	1,294,089,406	1,565,080,905

Basic net income per Class A and Class B common share	2.10	1.28	2.19
Diluted net income per Class A and Class B common share	2.07	1.27	2.15
Basic net income per ADS*	42.03	25.64	43.76
Diluted net income per ADS*	41.33	25.38	43.01

*    Each ADS represents 20 common shares.

(1)  In calculation of diluted net income per share, assuming a dilutive effect, all of Huya’s existing unvested restricted share units and unexercised share options are treated as vested and exercised by Huya under the treasury stock method, causing the decrease percentage of the weighted average number of shares held by the Company in Huya. As a result, Huya’s net income (loss) attributable to the Company on a diluted basis decreased accordingly, which is presented as “incremental dilution from Huya” in the table.

(2)  The 2025 Convertible Senior Notes and 2026 Convertible Senior Notes were excluded in the computation of diluted earnings per share in 2019 because the inclusion of such instruments would be anti-dilutive.